Related-Party and Party-In-Interest Transactions (Tables)	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Schedule of Investments Held by Party-In-Interest	The following table represents investments held by parties-in-interest:

	December 31,
	2025	2024
Company Common Stock	$60,325,197	$55,344,754
Fidelity Management Trust Company	491,306,477	413,498,661
Total	$551,631,674	$468,843,415